Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed capital [Member]	Capital reserve [Member]	Capital from foreign currency conversion adjustments [Member]	Accumulated loss [Member]	Total
Balance at Dec. 31, 2014	€ 22,196	€ 76,403	€ 1	€ (98,621)	€ (21)
Balance, shares at Dec. 31, 2014	22,196,570
Statement Line Items [Line Items]
Capital increase	€ 3,294	3,515			6,809
Capital increase, shares	3,293,860
Costs of equity procurement		(496)			(496)
Foreign currency conversion adjustment			(2)		(2)
Increase in capital reserve from the stock option programme		104			104
Net loss of the year					(11,203)
Balance at Dec. 31, 2015	€ 25,490	79,526	(1)	(109,824)	€ (4,809)
Balance, shares at Dec. 31, 2015	25,490,430				25,490,430
Statement Line Items [Line Items]
Capital increase	€ 9,870	14,648			€ 24,518
Capital increase, shares	9,870,333
Costs of equity procurement		(321)			(321)
Foreign currency conversion adjustment			(153)		(153)
Increase in capital reserve from the stock option programme		110			110
Conversion from convertible bond 2016/2021	€ 1,603	3,231			4,834
Conversion from convertible bond 2016/2021, shares	1,603,050
Exercise of detachable warrant rights from warrant bond 2011/2016	€ 759	1,487			2,246
Exercise of detachable warrant rights from warrant bond 2011/2016, shares	758,620
Changes in capital reserves pursuant to the issuance of the convertible bond 2016/2021		(4)			(4)
Net loss of the year				(10,579)	(10,579)
Balance at Dec. 31, 2016	€ 37,722	98,677	(154)	(120,403)	€ 15,842
Balance, shares at Dec. 31, 2016	37,722,433				37,722,433
Statement Line Items [Line Items]
Foreign currency conversion adjustment			854		€ 854
Increase in capital reserve from the stock option programme		181			181
Conversion from convertible bond 2016/2021	€ 27	74			101
Conversion from convertible bond 2016/2021, shares	26,700
Conversion from convertible bond 2017/2022	€ 668	1,837			2,505
Conversion from convertible bond 2017/2022, shares	667,695
Net loss of the year				(16,102)	(16,102)
Balance at Dec. 31, 2017	€ 38,417	€ 100,769	€ 700	€ (136,505)	€ 3,381
Balance, shares at Dec. 31, 2017	38,416,828				38,416,828